Financial Instruments And Risks - Summary of Credit Risk Exposure Of The Financial Instruments Under The Scope of Expected Credit Loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	¥ 216,163,093	¥ 218,756,723
Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	212,727,811	216,363,013
Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	2,763,586	1,263,965
Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	355,414	627,723
Purchased or originated creditimpaired financial assets [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	316,282	502,022
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	4,716,448	3,784,613
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	4,118,635	2,697,852
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	281,531	584,739
On Balance Sheet Exposure [Member] | Financial assets at amortised cost, class [member] | Purchased or originated creditimpaired financial assets [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	316,282	502,022
On Balance Sheet Exposure [Member] | Loans to consumers [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	211,446,645	214,972,110
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	208,609,176	213,665,161
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	2,763,586	1,263,965
On Balance Sheet Exposure [Member] | Loans to consumers [member] | Stage Three [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Maximum exposure to credit risk of loans or receivables	73,883	42,984
Off Balance Sheet Exposure [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	68,502,938	64,731,369
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	68,502,938	64,731,369
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member] | Stage One [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	67,011,692	64,416,918
Off Balance Sheet Exposure [Member] | Financial guarantee contracts [member] | Stage Two [Member]
Disclosure Details Of Maximum Credit Risk Exposure Before Collateral Received [Line Items]
Financing guarantee contracts	¥ 1,491,246	¥ 314,451